Material accounting policy information, Intangible Assets (Details)	12 Months Ended
Dec. 31, 2024
Patents, Trademarks, Licenses and Customer Contracts [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	5 years
Patents, Trademarks, Licenses and Customer Contracts [Member] | Top of Range [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	20 years
Intellectual Property [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	5 years
Intellectual Property [Member] | Top of Range [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	20 years